Schedule of investment in the Joint Venture (Details)	6 Months Ended
Dec. 31, 2025 CAD ($)
Notes and other explanatory information [abstract]
Beginning Current Receivable Due From Joint Ventures	$ 16,505,997
Cash contributions to JV	1,502,819
Share of loss in Powder River Basin LLC	(82,860)
Ending Current Receivable Due From Joint Ventures	$ 17,925,956